Cash Flow Information - Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₺ (20,788,096)	₺ (19,546,831)
Cash inflows	(11,821,885)	(21,392,603)
Cash outflows	13,561,682	28,138,803
Acquisition through business combination	(151,892)
Other non-cash movements	(15,518,197)	(7,987,465)
Ending balance	(34,718,388)	(20,788,096)
Liabilities arising from financing activities, liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(21,586,422)	(20,305,727)
Cash inflows	(13,225,494)	(23,478,188)
Cash outflows	15,279,743	29,005,453
Acquisition through business combination	(151,892)
Other non-cash movements	(17,094,068)	(6,807,960)
Ending balance	(36,778,133)	(21,586,422)
Debt securities issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(7,362,554)	(5,965,790)
Cash inflows	(192,157)	(494,987)
Cash outflows	645,926	885,647
Other non-cash movements	(6,499,648)	(1,787,424)
Ending balance	(13,408,433)	(7,362,554)
Loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(12,124,982)	(12,806,882)
Cash inflows	(13,033,337)	(22,983,201)
Cash outflows	12,984,771	26,817,471
Acquisition through business combination	(151,892)
Other non-cash movements	(8,138,395)	(3,152,370)
Ending balance	(20,463,835)	(12,124,982)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,098,886)	(1,533,055)
Cash outflows	1,649,046	1,302,335
Other non-cash movements	(2,456,025)	(1,868,166)
Ending balance	(2,905,865)	(2,098,886)
Derivative Assets, net [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	798,326	758,896
Cash inflows	1,403,609	2,085,585
Cash outflows	(1,718,061)	(866,650)
Other non-cash movements	1,575,871	(1,179,505)
Ending balance	₺ 2,059,745	₺ 798,326